Annual Total Returns- Vanguard Mid-Cap Index Fund (Institutional) [BarChart] - Institutional - Vanguard Mid-Cap Index Fund - Institutional Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.96%)	16.01%	35.17%	13.78%	(1.33%)	11.23%	19.29%	(9.24%)	31.04%	18.26%